Fair Value Measurements - Recurring fair value measurements (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accrued compensation for phantom shares	$ 1,853,000	$ 1,590,000	$ 884,000
Derivative instruments - Warrant liability - Notes 7 and 10	0.1	0.1
Level 3 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accrued compensation for phantom shares	1,853,000	1,590,000	884,000
Level 2 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments - Warrant liability - Notes 7 and 10	$ 18,000	$ 18,000	$ 18,000